AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 96.6%
Communication Services - 4.3%
Discovery, Inc., Class C*	46,539	$1,630,261
Liberty Latin America, Ltd., Class A*	123,852	1,249,667
Liberty Latin America, Ltd., Class C*	200,335	1,981,313
Vonage Holdings Corp.*	156,587	1,954,206
Yelp, Inc.*	69,682	2,270,936

Total Communication Services		9,086,383
Consumer Discretionary - 10.8%
Advance Auto Parts, Inc.	38,413	5,728,915
Extended Stay America, Inc.	326,219	4,788,895
LKQ Corp.*	209,261	7,342,969
Murphy USA, Inc.	40,046	4,988,530

Total Consumer Discretionary		22,849,309
Consumer Staples - 9.7%
BJ's Wholesale Club Holdings, Inc.*,1	178,260	7,499,398
Hostess Brands, Inc.*	463,257	7,110,995
Ingles Markets, Inc., Class A1	45,439	2,161,079
Molson Coors Beverage Co., Class B1	46,861	2,350,548
Whole Earth Brands, Inc.*	127,431	1,443,793

Total Consumer Staples		20,565,813
Energy - 2.5%
HollyFrontier Corp.	94,946	2,702,163
PBF Energy, Inc., Class A1	42,668	361,398
World Fuel Services Corp.	76,546	2,341,542

Total Energy		5,405,103
Financials - 16.6%
American Equity Investment Life Holding Co.	160,136	4,674,370
Axis Capital Holdings, Ltd. (Bermuda)	69,519	3,190,922
Cannae Holdings, Inc.*	218,932	8,317,227
CNA Financial Corp.	69,556	2,672,342
Fidelity National Financial, Inc.	168,387	6,112,448
Genworth Financial, Inc., Class A*	656,811	1,865,343
White Mountains Insurance Group, Ltd.	8,302	8,468,040

Total Financials		35,300,692
Health Care - 5.8%
Computer Programs and Systems, Inc.	81,386	2,505,061
MEDNAX, Inc.*,1	106,349	2,900,137
Premier, Inc., Class A	206,732	7,002,013

Total Health Care		12,407,211
Industrials - 32.0%
Air Transport Services Group, Inc.*	350,438	8,904,629
Argan, Inc.[1]	107,631	4,652,888
	Shares	Value

Armstrong World Industries, Inc.	65,860	$5,150,911
Atkore International Group, Inc.*	81,761	3,626,918
Colfax Corp.*,1	44,360	1,646,643
Comfort Systems USA, Inc.	91,237	5,057,267
CoreCivic, Inc., REIT [1]	295,061	2,097,884
Cubic Corp.	50,106	3,065,485
GrafTech International, Ltd.	384,097	3,725,741
Harsco Corp.*	147,595	2,454,505
Huntington Ingalls Industries, Inc.	25,384	3,993,665
Insperity, Inc.	14,006	1,099,331
MSC Industrial Direct Co., Inc., Class A	12,595	976,994
Nielsen Holdings PLC	204,019	4,555,744
nVent Electric PLC (United Kingdom)	74,047	1,657,172
SP Plus Corp.*	57,977	1,681,333
TriMas Corp.*	39,304	1,243,972
UniFirst Corp. [1]	34,779	7,400,971
US Ecology, Inc.	69,539	2,294,787
Viad Corp.	82,267	2,838,211

Total Industrials		68,125,051
Information Technology - 13.0%
ACI Worldwide, Inc.*,1	22,730	872,605
Avaya Holdings Corp.*	246,660	5,485,718
CDK Global, Inc.	76,517	3,818,198
DXC Technology Co.	83,855	2,364,711
ePlus, Inc.*	48,177	4,048,795
Ituran Location and Control, Ltd. (Israel)	46,256	885,340
NCR Corp.*	172,618	5,758,537
Perspecta, Inc.	149,392	4,324,898

Total Information Technology		27,558,802
Materials - 0.8%
Axalta Coating Systems, Ltd.*	65,384	1,764,714
Real Estate - 0.6%
Jones Lang LaSalle, Inc.*	3,424	500,623
Newmark Group, Inc., Class A	114,499	774,013

Total Real Estate		1,274,636
Utilities - 0.5%
Vistra Corp.	53,264	1,063,682

Total Common Stocks (Cost $180,774,516)		205,401,396

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Short-Term Investments - 3.5%
Other Investment Companies - 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	2,475,520	$2,475,520
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	2,475,520	2,475,520
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	2,550,535	2,550,535

Total Short-Term Investments (Cost $7,501,575)		7,501,575
Value

Total Investments - 100.1% (Cost $188,276,091)	$212,902,971
Other Assets, less Liabilities - (0.1)%	(183,691)
Net Assets - 100.0%	$212,719,280

*	Non-income producing security.
[1]	Some of these securities, amounting to $13,366,764 or 6.3% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$205,401,396	—	—	$205,401,396
Short-Term Investments
Other Investment Companies	7,501,575	—	—	7,501,575
Total Investments in Securities	$212,902,971	—	—	$212,902,971

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$13,366,764	—	$14,068,155	$14,068,155
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	02/15/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.